SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,384	$15,628	$637	$17,649

Operating loss	680	(3,993)	(2,692)	(6,005)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$30	$1,590	$50	$1,640

	Year ended December 31, 2021
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,634	$8,904	$1,729	$12,267

Operating loss	400	(3,004)	(4,133)	(6,737)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$47	$1,543	$214	$1,804

Schedule of reconciliation of operating profit (loss) from segments to consolidated
	Year ended December 31,
	2022	2021
Operating loss
Total operating loss of reportable segments	$(6,005)	$(6,737)
Financial expenses, net	(1,751)	(3,396)
Loss before income taxes	$(7,756)	$(10,133)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2022		2021
		Property and		Property and
	Total Revenues	Equipment, net	Total revenues	Equipment, net
Africa	$374	$-	$1,586	$-
European countries	9,559	-	2,912	-
South America	-	-	37	-
United States	6,877	38	6,820	47
Israel	693	1,602	757	1,757
APAC	146	-	155	-

	$17,649	$1,640	$12,267	$1,804

Schedule of revenues by external customers by products and services
	Year ended December 31,
	2022	2021
Raw materials and equipment	$302	$1,119
Electronic monitoring	11,614	6,393
Treatment programs	3,998	3,292
Maintenance, royalties and project management	1,735	1,463

	$17,649	$12,267

Schedule of major customers, percent of total sales
	Year ended December 31,
	2022	2021
Customer A	36%	-
Customer B	-	10%